FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income, Nonoperating [Abstract]
Short-term interest income, (expenses) commissions and other		$ (944)	$ 64	$ 258
Gains (loss) in respect of marketable securities		(241)	166	397
Interest income (expenses) in respect of long-term loans		(1,666)	(528)	1
Interest income in respect of deposits		500	640	1,415
Income (expenses) related to taxes positions		203	210	(2,246)
Exchange rate differences and others, net		(491)	684	(814)
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests	[1]	3,215	(519)
Financing income, net		$ 576	$ 717	$ (989)

[1]	See Note 1Y